FAIR VALUE MEASUREMENTS: (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value on a recurring basis
Industrial revenue development bonds, carrying amount, approximates fair value	$ 7,500	$ 7,500
Cost Basis
Fair value on a recurring basis
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Estimated Fair Value
Fair value on a recurring basis
Industrial revenue development bonds, carrying amount, approximates fair value	7,500	7,500
Auction rate security
Level 3 reconciliation
Balance at the beginning of the period	7,453	6,775
Unrealized gain recognized in accumulated other comprehensive loss	2,032	678
Balance at the end of the period	$ 9,485	$ 7,453